Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)		Dec. 31, 2024	Mar. 31, 2024		Mar. 31, 2023
Schedule of Other Non-Current Assets [Abstract]
Security deposits		$ 354,993	$ 350,149	[1]	$ 425,669	[1]
Restricted cash	[2]	200,000
Receivables from car sale		446,619	458,590	[3]		[3]
Other non-current assets		$ 1,001,612	$ 808,739		$ 425,669

[1]	(i) includes deposit amounting to $130,238 made as a pre deposit in court for Indian indirect tax appeal filed in FY 2021-22 and 2022-23 in the state of West Bengal and; (ii) $25,804 made as a deposit under protest for appeal filed for Income Tax litigation pertaining to FY 2015-16.
[2]	Restricted cash represents amount held as an indemnification escrow fund with the placement agent for all indemnification liabilities and expenses payable by the Company as per the placement agent agreement for a period of 3 years from closing of the November 2024 Offering.
[3]	includes receivable amount from Dbest Cars India Private Limited ("Dbest"), pending arbitration after an initial court judgment in favour of the Company. The Company has handed over the No Objection Certificates for the sold vehicles to Dbest as per the court orders. The timeframe for actual receipt of fund is depended on the completion of realisation process with arbitration panel.